Changes to accounting policies	11 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Changes to accounting policies
Changes to accounting policies
Adoption of IFRS 16 'Leases'
IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for reporting periods beginning on or after January 1, 2019, and replaces the accounting standard IAS 17 'Leases.' Two adoption methods are permitted for transition: retrospectively to all prior reporting periods presented in accordance with IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors,' with certain practical expedients permitted; or retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.
The Group adopted this new standard effective February 1, 2019, as required, using the full retrospective transition method in accordance with IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors.' Under this method, the Group has adjusted its results for the years ended January 31, 2018, and 2019, and applicable interim periods, as if IFRS 16 had been effective for those periods. The Group has assessed the effect of adoption of this standard as it relates to its leased properties in Oxford and Cambridge, U.K., and has concluded that any other contracts are not within the scope of IFRS 16 or are of low value, for which the Group has elected not to apply the requirement of IFRS 16.
Due to the adoption of IFRS 16, the Group has recognized both right-of-use assets and lease liabilities related to its U.K. leased properties. The Group no longer recognizes a lease incentive accrual, which was recorded in trade and other payables or remaining rent prepayments, and has reclassified some costs from research and development expenses and general and administration expenses to finance costs, being the interest expense on lease liabilities. In addition, some amounts previously presented as cash outflows from operating activities in the Group's Consolidated Statement of Cash Flows are now presented as cash flows from investing or financing activities.
This change in accounting policy has been reflected retrospectively in the comparative Statement of Financial Position for the years ended January 31, 2019, and 2018.
The impact of the change in accounting policy to IFRS 16 discussed above on the comparatives to these financial statements is disclosed in the following tables.

Impact on Consolidated Statement of Financial Position	Original As at January 31, 2019	Adjusted As at January 31, 2019	Impact
	£000	£000	£000
Non-current assets
Property, plant and equipment	616	1,540	924
Current assets
Trade and other receivables	13,547	13,491	(56)
Non-current liabilities
Lease liabilities	—	(647)	(647)
Current liabilities
Trade and other payables	(8,865)	(8,733)	132
Lease liabilities	—	(358)	(358)
Equity
Accumulated losses reserve	(76,092)	(76,097)	(5)

Changes to accounting policies (continued)

Impact on the Consolidated	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Comprehensive Income	£000	£000	£000
Operating expenses
Research and development	(39,174)	(39,182)	(8)
General and administration	(12,342)	(12,328)	14
Operating profit	2,667	2,673	6
Finance costs	(424)	(467)	(43)
Profit for the period	7,527	7,490	(37)

Impact on the Consolidated	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Cash Flows	£000	£000	£000
Profit before income tax	5,031	4,994	(37)
Adjusted for:
Finance costs	424	467	43
Depreciation	309	644	335
Increase in trade and other receivables	(2,218)	(2,210)	8
Decrease in trade and other payables	93	68	(25)
Financing activities
Repayment of lease liabilities	—	(281)	(281)
Repayment of lease interest	—	(43)	(43)
Impact on net cash flows			—

Impact on Consolidated Statement of Financial Position	Original As at January 31, 2018	Adjusted As at February 1, 2018	Impact
	£000	£000	£000
Non-current assets
Property, plant and equipment	809	2,067	1,258
Current assets
Trade and other receivables	11,134	11,087	(47)
Non-current liabilities
Lease liabilities	—	(962)	(962)
Current liabilities
Trade and other payables	(8,932)	(8,825)	107
Lease liabilities	—	(324)	(324)
Equity
Accumulated losses reserve	(93,957)	(93,925)	32

Changes to accounting policies (continued)

Impact on the Consolidated	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Comprehensive Income	£000	£000	£000
Operating expenses
Research and development	(28,970)	(28,979)	(9)
General and administration	(11,999)	(11,935)	64
Operating loss	(25,884)	(25,829)	55
Finance costs	(1,164)	(1,187)	(23)
Loss for the period	(20,190)	(20,158)	32

Impact on the Consolidated	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Cash Flows	£000	£000	£000
Loss before income tax	(23,952)	(23,920)	32
Adjusted for:
Finance costs	1,164	1,187	23
Depreciation	140	294	154
Increase in trade and other receivables	(8,993)	(8,946)	47
Increase in trade and other payables	3,375	3,268	(107)
Financing activities
Repayment of lease liabilities	—	(128)	(128)
Repayment of lease interest	—	(21)	(21)
Impact on net cash flows			—

The Group will continue to monitor interpretations released by the IFRS Interpretations Committee and amendments to IFRS 16 and, as appropriate, will adopt these from the effective dates.
For additional details regarding the Group's lease agreements see Note 22 'Leases.'
The Directors do not expect that the adoption of the remaining standards and interpretations in future periods will have a material impact on the financial statements of the Group.
During the period ended December 31, 2019, the following additional new standards, amendments to standards or interpretations became effective for the Group for the first time. The adoption of these interpretations, standards or amendment to standards were either not relevant for the Group or have not led to any significant impact on the Group’s financial statements.

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments to IFRS 9 Financial Instruments, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

Changes to accounting policies (continued)
At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IFRS 3 Business Combinations, Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8, Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7, Interest Rate Benchmark Reform	January 1, 2020

The Group does not believe the adoption of these standards will have a material impact on the Group's financial statements.